Earnings Per Share Attributable To Ordinary Equity Holders of The Parent (Tables)	12 Months Ended
Dec. 31, 2022
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Summary of Basic and diluted earnings per share
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2020	2021	2022
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	249,206,548	299,742,816	513,186,052

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	810,766,722	796,709,268	596,821,469

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	57,474,495	62,327,851	138,490,789

Weighted average number of Class B ordinary shares outstanding—basic	186,987,093	165,665,944	160,959,872

Basic earnings per share (HK$) Class A	4.34	4.81	3.71

Basic earnings per share (HK$) Class B	4.34	4.81	3.71

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	248,629,790	299,742,816	513,186,052

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	810,766,722	796,709,268	596,821,469

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	58,966,142	62,327,851	138,490,789
Weighted average number of Class B ordinary shares outstanding—diluted	186,987,093	165,665,944	160,959,872

Diluted earnings per share (HK$) Class A	4.22	4.81	3.71

Diluted earnings per share (HK$) Class B	4.34	4.81	3.71

Summary of weighted average shares

	Number of shares
	For the year ended December 31,
	2020	2021	2022
Shares:
Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	57,474,495	62,327,851	138,490,789
Effect of dilution – weighted average number of ordinary shares:
Convertible bond	1,491,647	—	—

	58,966,142	62,327,851	138,490,789

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	186,987,093	165,665,944	160,959,872
Effect of dilution – weighted average number of ordinary shares:
Convertible bond	—	—	—

	186,987,093	165,665,944	160,959,872